Goodwill	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
GOODWILL

The Company performed its assessment of goodwill and determined there was no impairment as of December 31, 2013, and 2012.

The accumulated amortization for goodwill was $8,065,000 at December 31, 2013, and 2012. Changes in the carrying value of goodwill were as follows (in thousands):

December 31, 2013
Balance, beginning of year	$166,386
Acquisitions (Note 4)	84,541
Foreign currency adjustments	(73)
Other adjustments	387
Balance, end of year	$251,241

December 31, 2012
Balance, beginning of year	$69,652
Acquisitions (Note 4)	95,131
Foreign currency adjustments	1,603
Balance, end of year	$166,386